Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 10.1	$ 9.6	$ 3.8	$ 19.7	$ 7.2